Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Basis of Accounting [Text Block]

Note 2.  Summary of Significant Accounting Policies

The significant accounting policies of Avalon, which are summarized below, are consistent with accounting principles generally accepted in the United States and reflect practices appropriate to the businesses in which they operate. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

The consolidated financial statements include the accounts of Avalon, its wholly owned subsidiaries and those companies in which Avalon has managerial control.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Subsequent Events

Avalon evaluated subsequent events for potential recognition and disclosure through the date the financial statements were issued.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents for purposes of the Consolidated Statements of Cash Flows and Consolidated Balance Sheets. Avalon maintains its cash balances in various financial institutions. These balances may, at times, exceed federal insured limits. Avalon has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk relating to its cash and cash equivalents (See Note 4).

Restricted Cash

Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded in restricted cash on the Consolidated Balance Sheets. Restricted cash of $10.4 million and $1.7 million at December 31, 2022 and 2021, respectively, consists of loan proceeds deposited into a project fund account to fund costs associated with the renovation and expansion of The Grand Resort and Avalon Field Club at New Castle in accordance with the provisions of the loan and security agreement (See Notes 4 and 9).

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is determined by the average cost method. If necessary, a provision for potentially obsolete or slow-moving inventory is made based on management’s analysis of inventory levels and future sales forecasts.

Financial Instruments

The Company follows the guidance included in the Financial Accounting Standard Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, for its financial assets and liabilities. The fair value of financial instruments consisting of cash, cash equivalents, restricted cash, accounts receivable, and accounts payable at December 31, 2022 and 2021 approximates carrying value due to the relative short maturity of these financial instruments.

The fair value of the Company’s term loan approximates carrying value at December 31, 2022 and 2021, as neither the Company’s credit rating nor credit conditions have changed substantially since the debt was refinanced.

Property and Equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful life of the asset which varies from 10 to 30 years for land improvements; 5 to 50 years in the case of buildings and improvements; and from 3 to 10 years for machinery and equipment, vehicles and office furniture and equipment (See Note 6).

Major additions and improvements are charged to the property and equipment accounts while replacements, maintenance and repairs, which do not improve or extend the life of the respective asset, are expensed as incurred. The cost of assets retired or otherwise disposed of and the related accumulated depreciation is eliminated from the accounts in the year of disposal. Gains or losses resulting from disposals of property and equipment are recorded in “Other income, net” in our Consolidated Statements of Operations.

Debt Issuance Costs

Debt issuance costs are capitalized and amortized over the life of the related debt. Amortization of deferred financing costs is included in interest expense in the Consolidated Statements of Operations. Debt issuance costs incurred related to the loan and security agreement is presented in the Consolidated Balance Sheets as a direct deduction from the carrying amount of the debt (See Note 9).

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and to operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded against net deferred tax assets when management believes it is more likely than not that such deferred tax assets will not be realized. Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively (see Note 10).

The provisions of ASC 740, Income Taxes (“ASC 740”), clarify the accounting for uncertainty in income taxes recognized in financial statements and prescribe a recognition threshold and measurement attribute for uncertain tax positions taken or expected to be taken on a tax return. ASC 740 also requires that interest and penalties related to unrecognized tax benefits be recognized in the financial statements. Avalon does not have any unrecognized tax benefits that would affect its financial position.

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, Avalon identifies a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Revenue is recognized when obligations under the terms of the contract with our customer are satisfied; generally this occurs with the transfer of control of the good or service to the customer. Revenue is measured as the amount of consideration we expect to receive in exchange for transferring goods or providing services (See Note 5).

Accounts Receivable

Receivables, net, include amounts billed and currently due from customers. The majority of Avalon’s accounts receivable is due from industrial and commercial customers. Credit is extended based on an evaluation of a customer’s financial condition and, generally, collateral is not required. The amounts due are stated at their net realizable value. The Company maintains an allowance for credit losses to provide for the estimated amount of receivables that will not be collected. Customer accounts that are outstanding longer than the contractual payment terms are considered past due. Avalon determines its allowance by considering a number of factors, including the length of time trade accounts receivable are past due, Avalon’s previous accounts receivable loss history, the customer’s current ability to pay its obligation to Avalon and the condition of the general economy and the industry as a whole. Avalon writes off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited to the allowance for credit losses, or to income, as appropriate under the circumstances (See Note 5).

Leases

Avalon applies FASB Accounting Standards Update (“ASU”) 2016-02, Leases. The standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement as either rental expense for operating leases and depreciation and interest expense for finance leases (See Note 7).

Non-controlling Interest

Under FASB ASC 810-10, Consolidations – Overall (“ASC 810-10”), a company must determine whether it has a variable interest in a legal entity being evaluated for consolidation. A variable interest entity (“VIE”) is consolidated in the financial statements if the company has the power to direct activities that most significantly impact the economic performance of the VIE and has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In accordance ASC 810-10, both AWMS Holdings, LLC and Avalon Med Spa, LLC are VIEs, and their financial statements are included in Avalon’s consolidated financial statements. ASC 810-10 requires non-controlling interests to be reported as a separate component of equity. The amount of net loss attributable to the non-controlling interest is recorded in “net loss attributable to non-controlling interest in subsidiaries” in our Consolidated Statements of Operations (See Note 16).

Share-Based Compensation

Avalon recognizes share-based compensation expense related to stock options issued to employees and directors. Avalon estimates the fair value of the stock options granted using a Monte Carlo simulation. The Monte Carlo Simulation was selected to determine the fair value because it incorporates six minimum considerations;  1) the exercise price of the option, 2) the expected term of the option, taking into account both the contractual term of the option, the effects of employees’ expected exercise and post-vesting employment termination behavior, as well as the possibility of change in control events during the contractual term of the option agreements, 3) the current fair value of the underlying equity, 4) the expected volatility of the value of the underlying share for the expected term of the option, 5) the expected dividends on the underlying share for the expected term of the option and 6) the risk-free interest rate(s) for the expected term of the option.

Avalon amortizes the grant date fair value of the stock options over the expected term which approximates the requisite service period. If accelerated vesting occurs based on the market performance of Avalon’s common stock, the compensation costs related to the vested stock options that have not previously been amortized are recognized upon vesting (See Note 12).

Asset Retirement Obligation

Avalon recorded an estimated asset retirement obligation of $0.1 million at December 31, 2022 and 2021, respectively, to plug and abandon the two salt water injection wells based upon an estimate from an experienced and qualified third party.

Asset Impairments

Avalon reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. If indicators of impairment exist, Avalon would determine whether the estimated undiscounted sum of the future cash flows of such assets and their eventual disposition is less than its carrying amount. If less, an impairment loss would be recognized if, and to the extent that the carrying amount of such assets exceeds their respective fair value. Avalon would determine the fair value by using quoted market prices, if available, for such assets; or if quoted market prices are not available, Avalon would discount the expected estimated future cash flows.

Avalon reviewed the carrying value of its long-lived assets in accordance with FASB ASC 360-10-35, Property, Plant and Equipment – Overall – Subsequent Measurement. Avalon does not believe there was a triggering event in 2022 or 2021 as future cash flows have not changed significantly and asset values have remained relatively stable.

Environmental Liabilities

When Avalon concludes that it is probable that a liability has been incurred with respect to a site, a provision is made in Avalon’s financial statements for Avalon’s best estimate of the liability based on management’s judgment and experience, information available from regulatory agencies, and the number, financial resources and relative degree of responsibility of other potentially responsible parties who are jointly and severally liable for remediation of that site, as well as, the typical allocation of costs among such parties. If a range of possible outcomes is estimated and no amount within the range appears to be a better estimate than any other, Avalon provides for the minimum amount within the range, in accordance with generally accepted accounting principles. The liability is recognized on an undiscounted basis.  Avalon’s estimates are revised, as deemed necessary, as additional information becomes known. Although Avalon is not currently aware of any environmental liability, there can be no assurance that in the future an environmental liability will not occur.

Basic and Diluted Net Income (Loss) per Share

Basic net income (loss) per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing the net income (loss) attributable to Avalon Holdings Corporation common shareholders by the weighted average number of common shares outstanding.

Diluted net income (loss) per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing net income (loss) attributable to Avalon Holdings Corporation shareholders by the weighted average number of common shares outstanding plus any weighted common equivalent shares determined to be outstanding during the period using the treasury method. The weighted common equivalent shares included in the calculation are related to stock options granted by Avalon where the weighted average market price of Avalon’s common stock for the period presented is greater than the option exercise price of the stock option. For periods in which Avalon is in a net loss position, the diluted per share amount reported is equal to the basic per share amount because such dilution would be considered anti-dilutive (See Note 8).